Transactions with Related Parties, Former Parent Company (Details)							12 Months Ended
	Oct. 13, 2025 USD ($)	Sep. 29, 2025 USD ($) $ / shares shares	Dec. 11, 2024 USD ($)	Mar. 27, 2024 $ / shares shares	Aug. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares shares	Dec. 31, 2025 USD ($) Installment Subsidiary $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 12, 2024 USD ($) shares	Mar. 02, 2023 $ / shares	Jul. 29, 2022 $ / shares
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001			$ 0.001
Accrued dividends payable							$ 37,578,641	$ 0	$ 0
Payments related to Spin-Off							0	0	2,694,646
Due from related parties, current							$ 7,431,696	$ 6,072,800
Common shares outstanding (in shares) | shares						9,461,009	21,473,509	19,093,853
Common shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001			$ 0.001	$ 0.001
Dividend income from related party							$ 5,651,212	$ 2,645,833	1,020,833
Investment in related parties							127,118,569	100,687,500
Interest income from related party							$ 1,771,836	$ 364,205	$ 0
Consecutive trading day period							5 days
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares) | shares						140,000	0		140,000
Preferred shares, dividend rate						1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares						$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares						0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate							20.00%
Consecutive trading day period							10 days
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares						$ 2.5
Consecutive trading day period							5 days
Related Party [Member] | Castor [Member]
Transactions with Related Parties [Abstract]
Payments related to Spin-Off									$ 2,694,646
Due from related parties, current							$ 0	$ 0
Related Party [Member] | Castor [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Loan to related party			$ 100,000,000				$ 0
Draw-down of loan to related party			100,000,000
Term							5 years
Basis adjustment							1.80%
Number of ship-owning subsidiaries that guarantee the Term Loan | Subsidiary							10
Number of receivable installments | Installment							20
Frequency of periodic payments							quarterly
Installment payment							$ 2,500,000
Balloon installment payable at maturity							50,000,000
Value of vessels			$ 235,000,000
Interest income from related party							1,771,836
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares) | shares						140,000
Accrued dividends payable							$ 299,444	338,333
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate					5.00%
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001
Number of shares to be purchased (in shares) | shares					50,000					50,000
Purchase price (in dollars per share) | $ / shares					$ 1,000
Total investment					$ 50,000,000					$ 50,000,000
Dividend rate multiplier					1.3
Conversion price (in dollars per share) | $ / shares				$ 7	$ 0.7
Period used to determine weighted average price for conversion							5 days
Stock split				0.1
Common shares outstanding (in shares) | shares				9,662,354
Common shares, par value (in dollars per share) | $ / shares				$ 0.001
Preferred shares, outstanding (in shares) | shares										100,000
Minimum number of shares that can be converted into common shares (in shares) | shares							500
Maximum number of shares that can be redeemed for cash (in shares) | shares							30,000
Period after closing date of transaction when shares cannot be disposed of							180 days
Dividend income from related party							$ 4,600,000	2,500,000
Investment in related parties							101,069,444	100,687,500
Accrued dividends							$ 1,069,444	$ 687,500
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate							20.00%
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares							$ 0.3
Related Party [Member] | Castor [Member] | Series E Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate		8.75%
Number of shares to be purchased (in shares) | shares		60,000
Purchase price (in dollars per share) | $ / shares		$ 1,000
Total investment		$ 60,000,000
Consecutive trading day period							5 days
Temporary equity redemption amount	$ 60,000,000
Temporary equity, percentage of accrued and unpaid distributions	0.523%
Related Party [Member] | Castor [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 0.3